FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL RISKS MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments Financial Risks And Capital Risks Management
SCHEDULE OF FINANCIAL INSTRUMENTS

The following table sets out the financial instruments as at the end of the reporting period:

	2025	2024
	USD	USD
Financial assets
At amortized cost	5,476,025	7,722,459

Financial liabilities
At amortized cost	(9,548,383)	(28,128,661)

SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES DENOMINATED IN CURRENCIES

The currency exposure of financial assets and financial liabilities denominated in currencies other than the Group’s functional currencies are as follows:

	Assets		Liabilities
	2025	2024	2025	2024
	USD	USD	USD	USD
HKD	933,919	638,471	3,959,501	5,408,928
EUR	1,800,135	3,253,699	3,936,467	6,668,340
CNY	199,339	149,711	471,019	108,961
PEN	208,705	839,614	82,937	659,893
MOP	552	511	-	96,141

SCHEDULE OF SENSITIVITY CHANGE IN FOREIGN CURRENCIES RISK
	2025	2024	2023
	USD	USD	USD
HKD	(151,279)	(238,523)	(244,716)
EUR	(106,817)	(170,732)	(48,365)
CNY	(13,584)	2,038	(3,686)
PEN	6,288	8,986	(48,904)
MOP	28	(4,782)	(765)

SCHEDULE OF CREDIT RISK

The Group’s internal credit risk grading framework comprises the following categories:

Category	Description	Trade receivables	Other financial assets
Low risk	The counterparty has a low risk of default and does not have any past-due amounts	Lifetime ECL – not credit- impaired	12-month ECL
Watch list	Debtor frequently repays after due dates but usually settle in full	Lifetime ECL – not credit- impaired	12-month ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources	Lifetime ECL – not credit-impaired	Lifetime ECL - not credit-impaired
Loss	There is evidence indicating the asset is credit impaired	Lifetime ECL – credit-impaired	Lifetime ECL - credit impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off	Amount is written off

The tables below detail the credit risk exposures of the Group’s financial assets, including trade receivables, other receivables, restricted bank deposits, and cash and bank balances, which are subject to ECL assessment:

					2025		2024
	Note	External credit rating	Internal credit rating	12m or lifetime ECL	Gross carrying amount	Allowance for credit losses	Gross carrying amount	Allowance for credit losses
Financial assets at amortized costs					USD	USD	USD	USD
Trade receivables – contract with customers	9	N/A	Low	Lifetime ECL	2,366	(47)	136,006	-
			Watch list	Lifetime ECL	2,517,075	(397,813)	1,405,627	(70,281)
			Doubtful	Lifetime ECL	396,070	(396,070)	96,896	(96,896)
			Loss	Lifetime ECL	99,918	(99,918)	-	-
					3,015,429	(893,848)	1,638,529	(167,177)

Other receivables	9	N/A	Low	12-month ECL	2,134,449	-	2,695,154	-
			Loss	Lifetime ECL	162,498	(162,498)	-	-
					2,296,947	(162,498)	2,695,154	-

Restricted bank deposits		AA	N/A	12-month ECL	253,188	-	592,652	-

Cash and bank balances		AA+	N/A	12-month ECL	966,807	-	2,963,301	-

SCHEDULE OF CREDIT RISK

The tables below detail the credit risk exposures of the Group’s financial assets, including trade receivables, other receivables, restricted bank deposits, and cash and bank balances, which are subject to ECL assessment:

					2025		2024
	Note	External credit rating	Internal credit rating	12m or lifetime ECL	Gross carrying amount	Allowance for credit losses	Gross carrying amount	Allowance for credit losses
Financial assets at amortized costs					USD	USD	USD	USD
Trade receivables – contract with customers	9	N/A	Low	Lifetime ECL	2,366	(47)	136,006	-
			Watch list	Lifetime ECL	2,517,075	(397,813)	1,405,627	(70,281)
			Doubtful	Lifetime ECL	396,070	(396,070)	96,896	(96,896)
			Loss	Lifetime ECL	99,918	(99,918)	-	-
					3,015,429	(893,848)	1,638,529	(167,177)

Other receivables	9	N/A	Low	12-month ECL	2,134,449	-	2,695,154	-
			Loss	Lifetime ECL	162,498	(162,498)	-	-
					2,296,947	(162,498)	2,695,154	-

Restricted bank deposits		AA	N/A	12-month ECL	253,188	-	592,652	-

Cash and bank balances		AA+	N/A	12-month ECL	966,807	-	2,963,301	-

SCHEDULE OF REMAINING CONTRACTUAL MATURITY FOR NON-DERIVATIVE FINANCIAL LIABILITIES

	On demand or within 1 year	1 to 2 years	2 to 5 years	Total
	USD	USD	USD	USD

2025
Trade payables	2,805,764	-	-	2,805,764
Other payables	358,789	-	-	358,789
Bank borrowings	5,622,926	-	-	5,622,926
Other borrowings	356,431	-	-	356,431
Amounts due to an ultimate beneficial shareholder	310,696	-	-	310,696
Lease liabilities	42,358	30,742	24,492	97,592
Total	9,496,964	30,742	24,492	9,552,198

2024
Trade payables	1,841,297	-	-	1,841,297
Other payables	778,114	-	-	778,114
Bank borrowings	10,313,887	39,103	-	10,352,990
Other borrowings	1,130,141	-	-	1,130,141
Amounts due to an ultimate beneficial shareholder	1,142,024	12,300,650	-	13,442,674
Lease liabilities	163,912	160,407	374,008	698,327
Total	15,369,375	12,500,160	374,008	28,243,543

SCHEDULE OF DEBT TO EQUITY RATIO
	2025	2024
	USD	USD

Total debts	10,607,521	31,699,979
Total equity	3,770,851	9,108,092

Debt-to-equity %	281	348

SCHEDULE OF CONCENTRATIONS

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	2025		2024		2023
	USD	%	USD	%	USD	%

Amount of the Group’s revenue:	14,584,171	100.0	16,340,575	100.0	17,673,473	100.0
Customer A	5,498,478	37.7	-	-	-	-
Customer B	2,166,542	14.9	2,311,102	14.1	-	-
Customer C	-	-	3,738,420	22.9	352,182	2.0
Customer D	540,511	3.7	2,965,123	18.1	569,270	3.2
Customer E	-	-	-	-	7,188,782	40.7
Customer F	-	-	-	-	2,445,840	13.8

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	2025		2024		2023
	USD	%	USD	%	USD	%

Amount of the Group’s accounts receivable:	3,015,429	100.0	1,638,529	100.0	4,963,636	100.0
Customer A	1,939,732	64.3	1,104,043	67.4	-	-
Customer B	449,169	14.9	-	-	-	-
Customer C	88,353	2.9	169,616	10.4	13,962	0.3
Customer D	-	-	-	-	2,738,407	55.2
Customer E	-	-	-	-	1,105,487	22.3